Unaudited pro forma loss per share	12 Months Ended
Dec. 31, 2020
Unaudited pro forma loss per share
Unaudited pro forma loss per share

26. Net income (loss) per share

Basic net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. 855,287,934, 1,098,514,498 and 932,877,749 preferred shares on a weighted average basis were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2018, 2019 and 2020 because of their anti-dilutive effect. The obligation to issue ordinary shares in relation to the acquisition of Zhonghuan which was 10,515,625 shares on a weighted average basis were excluded from the calculation of diluted net income (loss) per share for the year ended December 31, 2019, due to the anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	For the Year Ended December 31,
	2018	2019	2020

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(467,824)	(2,183,546)	2,777,592
Accretion on Series B Preferred Shares to redemption value	(521,255)	(366,440)	(242,270)
Accretion on Series C Preferred Shares to redemption value	(711,853)	(829,746)	(554,415)
Accretion on Series D Preferred Shares to redemption value	(4,001)	(587,753)	(519,201)
Accretion on Series D+ Preferred Shares to redemption value	—	(82,589)	(439,342)
Deemed dividends to Series B preferred shareholders	(562,138)	—	—
Deemed dividends to Series C preferred shareholders	(118,934)	—	—
Income allocation to participating preferred shares	—	—	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(2,386,005)	(4,050,074)	720,466
Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	1,362,565,880	1,378,235,522	2,226,264,859
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan	—	—	6,375,753
Adjustments for dilutive share options	—	—	34,690,279
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	1,362,565,880	1,378,235,522	2,267,330,891
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(1.75)	(2.94)	0.32
—Diluted	(1.75)	(2.94)	0.32